Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 221	$ 630	$ 1,133	$ 2,354	$ 5,055
Other comprehensive income, net of tax:
Foreign currency translation adjustments	1,077	1,140	143	747	(197)
Unrealized change in investment securities, net of tax effect	(23)	17		(5)	(57)
Reclassification adjustments for losses (profit) of investment securities, net of tax effect	6	4	8	15	28
Cash flow hedging derivatives, net of tax effect	416	(3)	270	(6)	(1,278)
Reclassification adjustments for Loss (income) of hedging derivatives, net of tax effect	123	(118)	926	(260)	(271)
Total other comprehensive income (loss) net of tax	1,599	1,040	1,347	491	(1,775)
Total comprehensive income	$ 1,820	$ 1,670	$ 2,480	$ 2,845	$ 3,280